Equity - Summary of Information Relating to Share Options Outstanding (Detail) shares in Thousands	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding Share Options (in shares) | shares	15,057	23,680	25,250
Weighted Average Remaining Life of Outstanding Options (months)	68 months
Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price Range (in dollars per share)	$ 5.34
Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price Range (in dollars per share)	$ 50.68
$5.34 - $13.57
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding Share Options (in shares) | shares	2,382
Weighted Average Remaining Life of Outstanding Options (months)	37 months
$5.34 - $13.57 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price Range (in dollars per share)	$ 5.34
$5.34 - $13.57 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price Range (in dollars per share)	$ 13.57
$13.58 - $14.71
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding Share Options (in shares) | shares	3,301
Weighted Average Remaining Life of Outstanding Options (months)	86 months
$13.58 - $14.71 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price Range (in dollars per share)	$ 13.58
$13.58 - $14.71 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price Range (in dollars per share)	$ 14.71
$14.72 - $27.29
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding Share Options (in shares) | shares	3,119
Weighted Average Remaining Life of Outstanding Options (months)	37 months
$14.72 - $27.29 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price Range (in dollars per share)	$ 14.72
$14.72 - $27.29 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price Range (in dollars per share)	$ 27.29
$27.30 - $29.43
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding Share Options (in shares) | shares	3,828
Weighted Average Remaining Life of Outstanding Options (months)	80 months
$27.30 - $29.43 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price Range (in dollars per share)	$ 27.30
$27.30 - $29.43 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price Range (in dollars per share)	$ 29.43
$29.44 - $50.68
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding Share Options (in shares) | shares	2,427
Weighted Average Remaining Life of Outstanding Options (months)	94 months
$29.44 - $50.68 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price Range (in dollars per share)	$ 29.44
$29.44 - $50.68 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price Range (in dollars per share)	$ 50.68